Segment Information	3 Months Ended
Mar. 31, 2014
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Segment Information
Segment Information

Our business consists of three operating segments: (1) Floaters, which includes our drillships and semisubmersible rigs, (2) Jackups and (3) Other, which consists of management services on rigs owned by third-parties. Our two reportable segments, Floaters and Jackups, provide one service, contract drilling.

Segment information for the quarters ended March 31, 2014 and 2013 is presented below (in millions). General and administrative expense and depreciation expense incurred by our corporate office are not allocated to our operating segments for purposes of measuring segment operating income and were included in "Reconciling Items." We measure segment assets as property and equipment.

Three Months Ended March 31, 2014

	Floaters	Jackups	Other	Operating Segments Total	Reconciling Items	Consolidated Total
Revenues	$690.2	$423.1	$16.6	$1,129.9	$—	$1,129.9
Operating expenses
Contract drilling (exclusive of depreciation)	326.1	215.2	11.3	552.6	—	552.6
Depreciation	96.4	40.9	—	137.3	1.9	139.2
General and administrative	—	—	—	—	38.1	38.1
Operating income (loss)	$267.7	$167.0	$5.3	$440.0	$(40.0)	$400.0
Property and equipment, net	$11,376.2	$2,986.1	$—	$14,362.3	$56.0	$14,418.3

Three Months Ended March 31, 2013

	Floaters	Jackups	Other	Operating Segments Total	Reconciling Items	Consolidated Total
Revenues	$625.3	$394.8	$20.2	$1,040.3	$—	$1,040.3
Operating expenses
Contract drilling (exclusive of depreciation)	270.6	193.5	15.7	479.8	—	479.8
Depreciation	87.7	38.6	—	126.3	1.6	127.9
General and administrative	—	—	—	—	37.8	37.8
Operating income (loss)	$267.0	$162.7	$4.5	$434.2	$(39.4)	$394.8
Property and equipment, net	$10,710.0	$2,413.3	$—	$13,123.3	$31.9	$13,155.2

Information about Geographic Areas

As of March 31, 2014, the geographic distribution of our drilling rigs by reportable segment was as follows:

	Floaters(1)	Jackups(1)(2)	Total(3)
North & South America (excluding Brazil)	9	12	21
Middle East & Africa	6	10	16
Asia & Pacific Rim	4	10	14
Europe & Mediterranean	1	10	11
Brazil	6	—	6
Asia & Pacific Rim (under construction)	3	3	6
Total	29	45	74

(1)	The table above includes the five floaters classified as "held for sale" as of June 30, 2014, and ENSCO 85 which was sold during the quarter ended June 30, 2014.

(2)
In April 2014, we entered into an agreement with Lamprell plc to construct two premium jackup rigs (ENSCO 140 and ENSCO 141), which are scheduled for delivery during mid-2016. ENSCO 140 and ENSCO 141 are not included in the table above.

(3)	We provide management services on two rigs owned by third-parties not included in the table above.